Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) - Schedule of Business Combination - Business combinations [member] - INR (₨)	Sep. 30, 2023	Mar. 31, 2023
Schedule of Business combination [Line Items]
Amount settled in cash	₨ 2,500,000	₨ 2,500,000
Proportionate value of Non-controlling interest in Sri Sai	1,768,961	1,768,961
Total	4,268,961	4,268,961
Recognized amounts of identifiable net assets:
Property and equipment	7,428,382	7,429,350
Intangible assets	339,493	339,539
Deposits	837,605
Non-current loans and advances	344,818	555,777
Trade and other receivables	2,260,797	2,260,797
Cash and cash equivalents	432,138	432,195
Deferred tax assets	1,283,882
Other current assets	(295,216)	(1,283,882)
Borrowings	(11,788)	(11,788)
Other liabilities	(65,115)	(65,115)
Trade and other payables	(8,944,872)	(9,156,901)
Net identifiable assets and liabilities	3,610,124	3,610,124
Goodwill	₨ 658,837	₨ 658,837